                                 iSHARES TRUST

                      SUPPLEMENT DATED SEPTEMBER 25, 2000
                                     to the
                                 PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION
               DATED MAY 12, 2000 (AS REVISED SEPTEMBER 15, 2000)


The information in this Supplement updates the information in, and should be read in conjunction with, the Prospectus and the Statement of Additional Information of iShares Trust., each dated May 12, 2000 (as revised September 15,
2000).

CBOE Trading Symbol for the iShares S&P 100 Index Fund (OEF)

The iShares S&P 100 Index Fund trades on the Chicago Board Options Exchange under the ticker symbol "OEF", not under the ticker symbol "IXO" as stated on page 24 of the Prospectus.

The iShares Russell 2000 Index Fund (IYG) Utilizes Representative Sampling as Investment Strategy

Effective September 25, 2000 the iShares Russell 2000 Index Fund (IYG) will utilize a Representative Sampling strategy to try and track the Russell 2000 Index.


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                         PLEASE RETAIN THIS SUPPLEMENT
                              FOR FUTURE REFERENCE